Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-term debt, gross	$ 208,131,769	$ 218,624,298
Less: Current portion	(18,098,115)	(19,548,115)
Long-term portion	190,033,654	199,076,183
Deferred charges, current portion	396,183	396,183
Deferred charges, long-term portion	1,218,643	1,416,732
Long-term debt, current portion net of deferred charges	17,701,932	19,151,932
Long-term debt, long-term portion net of deferred charges	188,815,011	197,659,451
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	26,250,000	28,750,000
Gregos Shipping Ltd [Member]
Long-term debt, gross	17,150,000	18,300,000
Terataki Shipping, Ltd. [Member]
Long-term debt, gross	16,400,000	18,000,000
Tender Soul Shipping Ltd. [Member]
Long-term debt, gross	23,166,769	23,954,298
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd. [Member]
Long-term debt, gross	42,350,000	44,250,000
Monica Shipowners Ltd. / Stephania Shipping Ltd. [Member]
Long-term debt, gross	40,500,000	41,625,000
Pepi Shipping Ltd. [Member]
Long-term debt, gross	18,615,000	19,125,000
Symeon Shipping Ltd. [Member]
Long-term debt, gross	$ 23,700,000	$ 24,620,000